Tax Matters - Provision for Taxes on Income (Narrative) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred income taxes on certain current-year funds earned outside of the U.S.		$ 2,100	$ 2,200	$ 2,300
Tax benefits from resolution of certain tax positions		360	350	430
Selling, informational and administrative expenses		251	362	280
International tax benefits from resolution of certain tax positions				470
Schedule of Equity Method Investments [Line Items]
Patent litigation settlement income	[1]	$ 0	0	(1,342)
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Derecognition				292
Laboratorio Teuto Brasilero [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, recognized gain (loss)				(223)
Equity method investment, other than temporary impairment			$ 56	$ 32

[1]	In 2013, reflects income from a litigation settlement with Teva Pharmaceutical Industries Ltd. (Teva) and Sun Pharmaceutical Industries Ltd. (Sun) for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S. As of December 31, 2014, all amounts due had been collected.